Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2015
Quarterly Financial Information Disclosure [Abstract]
Summary Of Quarterly Financial Information

The following information has been derived from unaudited financial statements that, in the opinion of management, include all recurring adjustments necessary for a fair statement of such information.

	Three Months Ended
	March 31, 2015	June 30, 2015	September 30, 2015	December 31, 2015
Revenue	$807	$1,070	$1,201	$1,234

Operating expenses:
Research and development	4,503	5,976	6,258	5,787
General and administrative	1,321	1,709	1,523	1,769

Total operating expenses	5,824	7,685	7,781	7,556

Loss from operations	(5,017)	(6,615)	(6,580)	(6,322)
Interest income	—	—	—	—
Interest expense	(201)	(209)	(189)	—
Other income (expense), net	(522)	205	(281)	691

Net loss and comprehensive loss	(5,740)	(6,619)	(7,050)	(5,631)
Modification of Series A preferred stock	—	10,565	173	743
Modification of Series B preferred stock	—	—	—	(26)
Accruing dividends on Series A preferred stock	(2,087)	(2,152)	(2,459)	(3,026)
Allocation of net income to convertible preferred stockholders	—	(1,726)	—	—

Net income (loss) attributable to common stockholders	$(7,827)	$68	$(9,336)	$(7,940)

Net income (loss) per share attributable to common stockholders—basic	$(14.68)	$0.12	$(16.77)	$(13.95)

Weighted average common shares outstanding—basic	533,097	553,526	556,567	569,026

Net loss per share attributable to common stockholders—diluted	$(14.68)	$(0.46)	$(16.77)	$(13.95)

Weighted average common shares outstanding—diluted	533,097	14,515,998	556,567	569,026

	Three Months Ended
	March 31, 2014	June 30, 2014	September 30, 2014	December 31, 2014
Revenue	$1,016	$1,476	$1,342	$1,316

Operating expenses:
Research and development	3,363	3,766	4,197	5,418
General and administrative	1,120	1,114	1,090	765

Total operating expenses	4,483	4,880	5,287	6,183

Loss from operations	(3,467)	(3,404)	(3,945)	(4,867)
Interest income	—	—	1	—
Interest expense	—	—	(40)	(159)
Other income (expense), net	(181)	(63)	110	243

Net loss and comprehensive loss	(3,648)	(3,467)	(3,874)	(4,783)
Modification of Series A preferred stock	—	—	(6,037)	—
Accruing dividends on Series A preferred stock	(1,933)	(1,992)	(2,054)	(1,858)

Net loss attributable to common stockholders	$(5,581)	$(5,459)	$(11,965)	$(6,641)

Net loss per share attributable to common stockholders—basic and diluted	$(13.23)	$(12.91)	$(24.22)	$(12.76)

Weighted average common shares outstanding—basic and diluted	421,904	422,910	493,943	520,305